UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2733

The Salomon Brothers Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

THE SALOMON BROTHERS FUND INC

FORM N-Q
MARCH 31, 2006

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 10.1%
Hotels, Restaurants & Leisure — 2.6%
668,330	McDonald's Corp.	$22,963,819
232,400	Station Casinos Inc.	18,445,588

	Total Hotels, Restaurants & Leisure	41,409,407

Household Durables — 1.5%
629,230	Newell Rubbermaid Inc.	15,850,304
234,500	Toll Brothers, Inc. *	8,120,735

	Total Household Durables	23,971,039

Media — 3.5%
498,230	EchoStar Communications Corp., Class A Shares *	14,882,130
1,296,470	News Corp., Class B Shares	22,766,013
1,173,360	Time Warner Inc.	19,700,715

	Total Media	57,348,858

Specialty Retail — 2.5%
424,500	Best Buy Co. Inc.	23,742,285
662,130	Staples Inc.	16,897,557

	Total Specialty Retail	40,639,842

	TOTAL CONSUMER DISCRETIONARY	163,369,146

CONSUMER STAPLES — 11.0%
Beverages — 1.9%
532,230	PepsiCo Inc.	30,757,572

Food & Staples Retailing — 2.4%
815,630	Wal-Mart Stores Inc.	38,530,361

Food Products — 3.9%
587,830	Kellogg Co.	25,888,033
507,470	McCormick & Co. Inc., Non Voting Shares	17,182,934
1,127,350	Sara Lee Corp.	20,157,018

	Total Food Products	63,227,985

Household Products — 1.5%
411,630	Procter & Gamble Co.	23,718,121

Tobacco — 1.3%
290,050	Altria Group Inc.	20,552,943

	TOTAL CONSUMER STAPLES	176,786,982

ENERGY — 10.1%
Energy Equipment & Services — 2.0%
257,680	ENSCO International Inc.	13,257,636
303,910	GlobalSantaFe Corp.	18,462,532

	Total Energy Equipment & Services	31,720,168

Oil, Gas & Consumable Fuels — 8.1%
208,570	Burlington Resources Inc.	19,169,669
651,230	Exxon Mobil Corp.	39,633,858
400	Gas Properties (100% owned) (a)(b)	752,776
375,830	Nexen Inc.	20,685,683
190,760	Suncor Energy Inc.	14,692,335
270,890	Total SA, Sponsored ADR	35,684,340

	Total Oil, Gas & Consumable Fuels	130,618,661

	TOTAL ENERGY	162,338,829

FINANCIALS — 20.3%
Capital Markets — 3.9%
197,660	Goldman Sachs Group Inc.	31,024,714

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

Capital Markets — 3.9% (continued)
399,420	Merrill Lynch & Co. Inc.	$31,458,319

	Total Capital Markets	62,483,033

Commercial Banks — 5.4%
662,674	Bank of America Corp.	30,178,174
306,900	Wachovia Corp.	17,201,745
609,330	Wells Fargo & Co.	38,917,907

	Total Commercial Banks	86,297,826

Consumer Finance — 2.8%
500,570	American Express Co.	26,304,954
240,170	Capital One Financial Corp.	19,338,488

	Total Consumer Finance	45,643,442

Diversified Financial Services — 2.2%
853,790	JPMorgan Chase & Co.	35,551,816

Insurance — 4.8%
434,680	AFLAC Inc.	19,617,108
349,720	American International Group Inc.	23,112,995
168	Berkshire Hathaway Inc., Class A Shares *	15,178,800
207,150	Chubb Corp.	19,770,396

	Total Insurance	77,679,299

Thrifts & Mortgage Finance — 1.2%
274,700	Golden West Financial Corp.	18,652,130

	TOTAL FINANCIALS	326,307,546

HEALTH CARE — 9.1%
Biotechnology — 2.0%
449,136	Amgen Inc. *	32,674,644

Health Care Providers & Services — 2.6%
301,305	Coventry Health Care Inc. *	16,264,444
440,130	UnitedHealth Group Inc.	24,585,662

	Total Health Care Providers & Services	40,850,106

Pharmaceuticals — 4.5%
595,830	Sanofi-Aventis, Sponsored ADR	28,272,133
694,240	Teva Pharmaceutical Industries Ltd., Sponsored ADR	28,588,803
331,000	Wyeth	16,060,120

	Total Pharmaceuticals	72,921,056

	TOTAL HEALTH CARE	146,445,806

INDUSTRIALS — 12.3%
Aerospace & Defense — 4.4%
558,530	Boeing Co.	43,526,243
96,300	Orbital Sciences Corp. *	1,523,466
566,030	Raytheon Co.	25,946,815

	Total Aerospace & Defense	70,996,524

Building Products — 2.1%
1,025,600	Masco Corp.	33,321,744

Industrial Conglomerates — 4.7%
1,670,830	General Electric Co.	58,111,468
190,060	Textron Inc.	17,749,703

	Total Industrial Conglomerates	75,861,171

Machinery — 1.1%
227,100	Parker Hannifin Corp.	18,306,531

	TOTAL INDUSTRIALS	198,485,970

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 15.1%
Communications Equipment — 4.3%
720,024	ADC Telecommunications Inc. *	$18,425,414
1,071,900	Cisco Systems Inc. *	23,228,073
323,500	Motorola Inc.	7,411,385
394,200	QUALCOMM Inc.	19,950,462

	Total Communications Equipment	69,015,334

Computers & Peripherals — 1.1%
219,260	International Business Machines Corp.	18,082,372

Electronic Equipment & Instruments — 0.6%
433,370	Dolby Laboratories Inc., Class A Shares *	9,057,433

Internet Software & Services — 0.8%
397,720	Yahoo! Inc. *	12,830,447

IT Services — 1.1%
425,930	Paychex Inc.	17,744,244

Semiconductors & Semiconductor Equipment — 1.8%
451,250	Applied Materials Inc.	7,901,388
647,430	ASML Holding NV, NY Registered Shares *	13,188,149
222,400	Texas Instruments Inc.	7,221,328

	Total Semiconductors & Semiconductor Equipment	28,310,865

Software — 5.4%
445,300	Adobe Systems Inc. *	15,549,876
272,700	Electronic Arts Inc. *	14,922,144
2,090,840	Microsoft Corp.	56,891,756

	Total Software	87,363,776

	TOTAL INFORMATION TECHNOLOGY	242,404,471

MATERIALS — 5.6%
Chemicals — 2.5%
563,730	E.I. du Pont de Nemours & Co.	23,795,043
455,130	Ecolab Inc.	17,385,966

	Total Chemicals	41,181,009

Metals & Mining — 3.1%
1,827,368	Barrick Gold Corp.	49,777,505

	TOTAL MATERIALS	90,958,514

TELECOMMUNICATION SERVICES — 3.4%
Wireless Telecommunication Services — 3.4%
239,940	ALLTEL Corp.	15,536,115
1,536,968	Sprint Nextel Corp.	39,715,253

	TOTAL TELECOMMUNICATION SERVICES	55,251,368

UTILITIES — 1.2%
Multi-Utilities — 1.2%
414,730	Sempra Energy	19,268,356

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $1,255,544,034)	1,581,616,988

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 1.7%
Repurchase Agreement — 1.7%
$ 27,684,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06
	with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at
	maturity - $27,694,958; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market
	value - $28,237,704)
	(Cost — $27,684,000)	$27,684,000

	TOTAL INVESTMENTS — 99.9% (Cost — $1,283,228,034#)	1,609,300,988
	Other Assets in Excess of Liabilities — 0.1%	841,099

	TOTAL NET ASSETS — 100.0%	$1,610,142,087

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Fund Inc (the “Fund”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objectives are growth and conservation of capital. Income receives secondary consideration.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$344,503,767
Gross unrealized depreciation	(18,430,813)

Net unrealized appreciation	$326,072,954

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Salomon Brothers Fund Inc

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 30, 2006